Related Party Notes Payable (Details) - Schedule of related party notes payable - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Debt Instrument [Line Items]
Unpaid Balance		$ 13,655	$ 328,161
Net Carrying Value		$ 13,655	332,355	$ 12,253
Fair Value Measurement Adjustments			5,356
0% Coupon Discount			(1,051)
Loss (Gain) on Extinguishments			$ (111)
Related party notes – China [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[1]	Due on Demand	Due on Demand
Contractual Interest Rates	[1]	18.00%	18.00%
Unpaid Balance	[1]	$ 9,411	$ 9,196
Net Carrying Value	[1]	$ 9,411	9,196
Fair Value Measurement Adjustments	[1]
0% Coupon Discount	[1]
Loss (Gain) on Extinguishments	[1]
Related party notes – China various other [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[2]	Due on Demand	Due on Demand
Contractual Interest Rates	[2]	0.00%	0% coupon, 10.00% imputed
Unpaid Balance	[2]	$ 4,244	$ 6,548
Net Carrying Value	[2]	$ 4,244	6,336
Fair Value Measurement Adjustments	[2]
0% Coupon Discount	[2]		(190)
Loss (Gain) on Extinguishments	[2]		$ (22)
Related party note One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[3]		June 30, 2021
Contractual Interest Rates	[3]		12.00%
Unpaid Balance	[3]		$ 240,543
Net Carrying Value	[3]		239,886
Fair Value Measurement Adjustments	[3]
0% Coupon Discount	[3]		(861)
Loss (Gain) on Extinguishments	[3]		$ 204
Related party note Two [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[4]		Due on Demand
Contractual Interest Rates	[4]		15.00%
Unpaid Balance	[4]		$ 10,000
Net Carrying Value	[4]		10,000
Fair Value Measurement Adjustments	[4]
0% Coupon Discount	[4]
Loss (Gain) on Extinguishments	[4]
Related party notes – NPA tranche [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[5]		October 6, 2021
Contractual Interest Rates	[5]		10.00%
Unpaid Balance	[5]		$ 27,593
Net Carrying Value	[5]		32,949
Fair Value Measurement Adjustments	[5]		5,356
0% Coupon Discount	[5]
Loss (Gain) on Extinguishments	[5]
Related party notes – China various other one [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[2]		Due on Demand
Contractual Interest Rates	[2]		8.99%
Unpaid Balance	[2]		$ 1,410
Net Carrying Value	[2]		1,407
Fair Value Measurement Adjustments	[2]
0% Coupon Discount	[2]
Loss (Gain) on Extinguishments	[2]		$ (3)
Related party notes – Other One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[6]		Due on Demand
Contractual Interest Rates	[6]		0.00%
Unpaid Balance	[6]		$ 424
Net Carrying Value	[6]		424
Fair Value Measurement Adjustments	[6]
0% Coupon Discount	[6]
Loss (Gain) on Extinguishments	[6]
Related party notes – Other Two [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[7]		June 30, 2021
Contractual Interest Rates	[7]		6.99%
Unpaid Balance	[7]		$ 4,160
Net Carrying Value	[7]		4,110
Fair Value Measurement Adjustments	[7]
0% Coupon Discount	[7]
Loss (Gain) on Extinguishments	[7]		$ (50)
Related party notes – Other Three [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[8]		June 30, 2021
Contractual Interest Rates	[8]		8.00%
Unpaid Balance	[8]		$ 6,452
Net Carrying Value	[8]		6,417
Fair Value Measurement Adjustments	[8]
0% Coupon Discount	[8]
Loss (Gain) on Extinguishments	[8]		$ (35)
Related party notes – Other Four [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[9]		June 30, 2021
Contractual Interest Rates	[9]		1.52 8.99%, 8.00, 2.86% % %
Unpaid Balance	[9]		$ 8,440
Net Carrying Value	[9]		8,303
Fair Value Measurement Adjustments	[9]
0% Coupon Discount	[9]
Loss (Gain) on Extinguishments	[9]		$ (137)
Related party notes – Other Five [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[9]		Due on Demand, June 30, 2021
Contractual Interest Rates	[9]		8.99%, 6.99%
Unpaid Balance	[9]		$ 1,760
Net Carrying Value	[9]		1,749
Fair Value Measurement Adjustments	[9]
0% Coupon Discount	[9]
Loss (Gain) on Extinguishments	[9]		$ (11)
Related party notes – Other Six [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[9]		June 30, 2021
Contractual Interest Rates	[9]		8.00%
Unpaid Balance	[9]		$ 11,635
Net Carrying Value	[9]		11,578
Fair Value Measurement Adjustments	[9]
0% Coupon Discount	[9]
Loss (Gain) on Extinguishments	[9]		$ (57)

[1]	In April 2017, the Company executed two separate note payable agreements with Chongqing Leshi Small Loan Co., Ltd. (“Chongqing”), for total principal of $8,742. Chongqing was previously controlled by the Company’s founder and former CEO and is a small banking institution. The notes payable matured on April 16, 2018, have no covenants, and are unsecured. The notes bore interest during the note term at 12.00% per annum. As the notes are in default as of December 31, 2021 and 2020, the outstanding balance is subject to an 18.00% compounding interest rate per annum.
[2]	The Company issued the following notes with various related parties in China.
[3]	During 2016, Faraday & Future (HK) Limited (“F&F HK”) and Leview Mobile (HK) Ltd. (“Leview”) provided the Company with cash contributions for a total of $278,866. F&F HK was previously controlled by the Company’s founder and former CEO and Leview is controlled by the Company’s founder and former CEO. On March 30, 2018, the cash funding was restructured via an agreement in the form of notes payable bearing an annual interest rate of 12.00% and maturing on December 31, 2020. The notes payable are unsecured and there are no covenants associated with these notes payable.
[4]	In 2019, the Company borrowed $10,000 from Evergrande Health Industry Group Limited (“China Evergrande”). China Evergrande is an affiliate of a significant shareholder of the Company. The note payable matured on June 30, 2019. The note payable bore interest at an annual rate of 10.00% if repaid through June 30, 2019 and increased to 15.00% per annum thereafter. The note payable was unsecured and there were no covenants associated with this note payable.
[5]	The Company issued 10% interest notes with various related parties through the Note Purchase Agreements (“NPA”).
[6]	In December 2020, the Company entered into two notes payable for a total of $424. The notes payable did not have a stated maturity or bear interest. The notes had no covenants and were unsecured. In March 2021, the Company received a $200 bridge loan. The two notes payable totaling $424 and the $200 bridge loan were repaid in cash during the year ended December 31, 2021.
[7]	In November 2019 and December 2019, the Company executed three notes payable with an affiliated company for total principal of $4,160. The notes payable originally matured on December 31, 2020 and bore interest at 6.99%.
[8]	Between January 2020 and August 2020, the Company executed nine notes payable with an affiliated company for a total of $8,422. The notes payable matured on December 31, 2020 and bear interest at 8%, besides one note for $500 which matured on June 30, 2020 and bore interest at 8%. The notes had no covenants and were unsecured.
[9]	The Company issued the following notes with a related party.